Goldman Sachs Emerging Markets Equity Insights Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Emerging Markets Equity Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 678
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,209
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	683
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,553
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,350
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,475
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	2,029
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,338